Other Investments - Additional Information (Detail)	1 Months Ended				12 Months Ended					25 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Apr. 30, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2017 CNY (¥)	Sep. 30, 2025 CNY (¥)	Dec. 31, 2025 USD ($)
Investment [Line Items]
Proceeds from providing facilitating services									¥ 41,117
Equity investments without readily determinable fair values					¥ 2,919		¥ 2,919				$ 417
Carrying value of investment					4,600		4,600				658
Investment Income					8,624,000	$ 1,234,000	0	¥ 0
Acquired minority equity interest	¥ 10,000	$ 1,430								¥ 2,000
Trading debt investments					¥ 2,339		¥ 348				$ 334
Third Party Investor [Member]
Investment [Line Items]
Equity method investment, ownership percentage			4.63%	4.63%	40.00%		4.12%			31.00%	40.00%
Carrying value of investment					¥ 23,124,000						$ 3,307,000
Payments to acquire equity method investments			¥ 14,500	$ 2,073	4,000,000	572,000
Investment Income					¥ 8,624	$ 1,234